Stock-based compensation - Performance and deferred stock unit plan (Details)		12 Months Ended
	Jul. 01, 2014	Dec. 31, 2017 CAD CAD / shares shares	Dec. 31, 2016 CAD CAD / shares shares
Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		739,300	423,592
Granted/issued (in shares)		248,824	343,706
Forfeited (in shares)		(21,542)	(27,998)
Vested/redeemed (in shares)			(69,949)
Ending balance (in shares)		896,633	739,300
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Outstanding, beginning of period (CAD per unit) | CAD / shares		CAD 4.84	CAD 4.86
Granted, Weighted average exercise price (CAD per unit) | CAD / shares		5.98	4.97
Vested, Weighted average exercise price (CAD per unit) | CAD / shares		8.57
Forfeited, Weighted average exercise price (CAD per unit) | CAD / shares		4.05	4.52
Outstanding, end of period (CAD per unit) | CAD / shares		CAD 4.81	CAD 4.84
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		1.17%	0.52%
Expected volatility		46.47%	43.30%
Settlement ratio, per PSU (in shares)		1.34	0
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
July 2014 grant | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | CAD		CAD 2,250,000	CAD 1,878,000
Period for award recognition		1 year 4 months 9 days	1 year 9 months
Deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Annual fixed remuneration		50.00%
Liability classified deferred stock unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		941,937	928,874
Granted/issued (in shares)		114,895	171,980
Vested/redeemed (in shares)		(65,249)	(158,917)
Ending balance (in shares)		991,583	941,937
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | CAD		CAD 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value (CAD per share) | CAD / shares		CAD 5.72	CAD 5.25
Award units settled during the period | CAD		CAD 343,000	CAD 488,000
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of award obligation | CAD		0	0
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Non-current portion of award obligation | CAD		CAD 5,672,000	CAD 4,945,000